NOTE 12 INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
NOTE 12 INTANGIBLE ASSETS AND GOODWILL
Disclosure of detailed information about intangible assets
	Patient records	Brands, trademarks, licenses and domain names	Management software	Software	Total
	$	$	$	$	$
Cost
Balance, December 31, 2018	292,093	98,700	51,100	-	441,893
Additions	171,243	184,996	-	-	356,239
Impairment	(73,756)	(20,001)	-	-	(93,757)
Balance, December 31, 2019	389,580	263,695	51,100	-	704,375
Additions	-	-	-	138,855	138,855
Acquisition of Kai Medical	-	245,000	-	-	245,000
Acquisition of LP&A	58,907	-	-	-	58,907
Impairment	(69,724)	(131,996)	-	(138,855)	(340,575)
Balance, December 31, 2020	378,763	376,699	51,100	-	806,562
Accumulated amortization
Balance, December 31, 2018	(220,476)	(98,700)	(51,100)	-	(370,276)
Amortization	(79,459)	-	-	-	(79,459)
Balance, December 31, 2019	(299,935)	(98,700)	(51,100)	-	(449,735)
Amortization	(52,920)	-	-	-	(52,920)
Balance, December 31, 2020	(352,855)	(98,700)	(51,100)	-	(502,655)
Carrying amount
Balance, December 31, 2019	89,645	164,995	-	-	254,640
Balance, December 31, 2020	25,908	277,999	-	-	303,907

Goodwill
Total
$
Balance, December 31, 2018	-
Additions	2,494,615
Impairment	(2,377,397)
Balance, December 31, 2019	117,218
Additions	2,082,146
Impairment	(117,218)
Balance, December 31, 2020	2,082,146